UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario, M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      223,000
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
APPLE INC                     COM            037833100      682     2,900 SH       DEFINED                X      0    0
ART TECHNOLOGY GROUP INC      COM            04289L107      154    35,000 SH       DEFINED                X      0    0
BAKER HUGHES INC              COM            057224107      384     8,200 SH       DEFINED                X      0    0
BALLY TECHNOLOGIES INC        COM            05874B107      596    14,700 SH       DEFINED                X      0    0
CAPITAL ONE FINL CORP         COM            14040H105      551    13,300 SH       DEFINED                X      0    0
CVS CAREMARK CORP             COM            126650100      486    13,300 SH       DEFINED                X      0    0
DRYSHIPS INC                  NOTE 5%        262498AB4      217   210,000 PRN      DEFINED                X      0    0
ISHARES TR INDEX              RUSSELL1000GR  464287614      312     6,000 SH       DEFINED                X      0    0
MELCO CROWN ENTMT LTD         COM            585464100      584   121,700 SH       DEFINED                X      0    0
NORDIC AMER TANKER SHIPPING   COM            G65773106      254     8,400 SH       DEFINED                X      0    0
PFIZER INC                    COM            717081103      770    44,900 SH       DEFINED                X      0    0
REGENCY CTRS CORP             COM            758849103      318     8,500 SH       DEFINED                X      0    0
REPUBLIC SVCS INC             COM            760759100      551    19,000 SH       DEFINED                X      0    0
SANDERSON FARMS INC           COM            800013104      268     5,000 SH       DEFINED                X      0    0
SUPERIOR WELL SVCS INC        COM            86837X105      134    10,000 SH       DEFINED                X      0    0
TRANSOCEAN LTD                COM            H8817H100      406     4,700 SH       DEFINED                X      0    0
URBAN OUTFITTERS INC          COM            917047102      430    11,300 SH       DEFINED                X      0    0
WMS INDS INC                  COM            929297109      512    12,200 SH       DEFINED                X      0    0
WYNDHAM WORLDWIDE CORP        COM            98310W108      453    17,600 SH       DEFINED                X      0    0
ALLIED NEVADA GOLD CORP       COM            019344100   23,937 1,424,800 SH       DEFINED    1           X      0    0
AMERICAN ELEC PWR INC         COM            025537101      386    11,300 SH       DEFINED    1           X      0    0
APPLE INC                     COM            037833100    1,175     5,000 SH       DEFINED    1           X      0    0
ART TECHNOLOGY GROUP INC      COM            04289L107      353    80,000 SH       DEFINED    1           X      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103   12,140   273,000 SH       DEFINED    1           X      0    0
BALLY TECHNOLOGIES INC        COM            05874B107    1,622    40,000 SH       DEFINED    1           X      0    0
BANK OF AMERICA CORP          W              060505146    2,678   150,000 SH       DEFINED    1           X      0    0
BOSTON PROPERTIES INC         COM            101121101    5,937    78,700 SH       DEFINED    1           X      0    0
CVS CAREMARK CORPORATION      COM            126650100    1,280    35,000 SH       DEFINED    1           X      0    0
CALIFORNIA WATER SVC GROUP    COM            130788102      414    11,000 SH       DEFINED    1           X      0    0
CAPITAL ONE FINL CO           COM            14040H105      621    15,000 SH       DEFINED    1           X      0    0
COCACOLA CO                   COM            191216700    1,958    35,600 SH       DEFINED    1           X      0    0
CONSOLIDATED EDISON INC       COM            209115104      415     9,325 SH       DEFINED    1           X      0    0
DARDEN RESTAURANTS INC        COM            237194105      668    15,000 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC        COM            38500T101    7,178 1,196,400 SH       DEFINED    1           X      0    0
HECLA MNG CO                  COM            422704106      766   140,000 SH       DEFINED    1           X      0    0
INTEL CORP                    COM            458140100   18,331   822,400 SH       DEFINED    1           X      0    0
INTERNATIONAL SPEEDWAY CORP   CL A           460335201      464    18,000 SH       DEFINED    1           X      0    0
KIMCO REALTY CORP             COM            49446R109    6,538   418,000 SH       DEFINED    1           X      0    0
KROGER CO                     COM            501044101      299    13,800 SH       DEFINED    1           X      0    0
MGE ENERGY INC                COM            55277P104      422    11,948 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC           COM            580645109   27,736   778,000 SH       DEFINED    1           X      0    0
MICROSOFT CORP                COM            594917104      375    12,800 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP         COM            655844108   19,578   350,300 SH       DEFINED    1           X      0    0
NORTHEAST UTILS               COM            664397106      387    14,000 SH       DEFINED    1           X      0    0
P G & E CORP                  COM            69331C108      782    18,436 SH       DEFINED    1           X      0    0
PFIZER                        COM            717081103      653    38,100 SH       DEFINED    1           X      0    0
POWELL INDS INC               COM            739128106      719    22,100 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CORP         COM            742718109      949    15,000 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC             COM            760759100   33,707 1,161,500 SH       DEFINED    1           X      0    0
SIMON PPTY GROUP INC          COM            828806109    5,826    69,441 SH       DEFINED    1           X      0    0
SOUTHERN CO                   COM            842587107      415    12,500 SH       DEFINED    1           X      0    0
STARWOOD PPTY TR INC          COM            85571B105    7,722   400,100 SH       DEFINED    1           X      0    0
SUPERIOR WELL SRVCS INC       COM            86837X105      535    40,000 SH       DEFINED    1           X      0    0
SYSCO CORP                    COM            871829107      215     7,300 SH       DEFINED    1           X      0    0
TEXAS INSTRS INC              COM            882508104      338    13,800 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO            CL A           891894107    1,639    34,500 SH       DEFINED    1           X      0    0
UNITED PARCEL SERVICE INC     CL B           911312106    2,003    31,100 SH       DEFINED    1           X      0    0
WMS IND INC                   COM            929297109    1,057    25,200 SH       DEFINED    1           X      0    0
WAL MART STORES INC           COM            931142103   13,085   235,350 SH       DEFINED    1           X      0    0
WASTE MGMT INC DEL            COM            94106L109    8,057   234,000 SH       DEFINED    1           X      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
WESTAR ENERGY INC             COM            95709T100      404    18,137 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP         COM            976657106      860    17,400 SH       DEFINED    1           X      0    0
XCEL ENERGY INC               COM            98389B100      314    14,800 SH       DEFINED    1           X      0    0